Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Beginning balance	£ 499	£ 495
Ending balance	502	499
Cost
Property, plant and equipment
Beginning balance	1,207	1,184
Exchange differences	(47)	(47)
Additions	171	167
Disposals	(169)	(120)
Acquisition of companies and businesses	7	10
Hyperflationary adjustment	2	5
Reclassification from IFRS 16 ROU assets	8	8
Ending balance	1,179	1,207
Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance	(708)	(689)
Exchange differences	29	28
Disposals	161	109
Hyperflationary adjustment		(2)
Depreciation charge	(159)	(154)
Ending balance	(677)	(708)
Land and buildings
Property, plant and equipment
Beginning balance	78	83
Ending balance	77	78
Land and buildings | Cost
Property, plant and equipment
Beginning balance	122	127
Exchange differences	(3)	(7)
Additions	7	7
Disposals	(4)	(9)
Acquisition of companies and businesses	1
Hyperflationary adjustment	1	4
Ending balance	124	122
Land and buildings | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance	(44)	(44)
Exchange differences	(1)	2
Disposals	3	4
Hyperflationary adjustment		(1)
Depreciation charge	(5)	(5)
Ending balance	(47)	(44)
Service contract equipment
Property, plant and equipment
Beginning balance	245	231
Ending balance	251	245
Service contract equipment | Cost
Property, plant and equipment
Beginning balance	614	587
Exchange differences	(31)	(20)
Additions	126	123
Disposals	(98)	(77)
Acquisition of companies and businesses	1	1
Ending balance	612	614
Service contract equipment | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance	(369)	(356)
Exchange differences	20	14
Disposals	96	75
Depreciation charge	(108)	(102)
Ending balance	(361)	(369)
Other plant and equipment
Property, plant and equipment
Beginning balance	63	64
Ending balance	62	63
Other plant and equipment | Cost
Property, plant and equipment
Beginning balance	216	215
Exchange differences	(8)	(5)
Additions	14	14
Disposals	(16)	(9)
Acquisition of companies and businesses		1
Ending balance	206	216
Other plant and equipment | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance	(153)	(151)
Exchange differences	7	5
Disposals	16	8
Depreciation charge	(14)	(15)
Ending balance	(144)	(153)
Vehicles and office equipment
Property, plant and equipment
Beginning balance	113	117
Ending balance	112	113
Vehicles and office equipment | Cost
Property, plant and equipment
Beginning balance	255	255
Exchange differences	(5)	(15)
Additions	24	23
Disposals	(51)	(25)
Acquisition of companies and businesses	5	8
Hyperflationary adjustment	1	1
Reclassification from IFRS 16 ROU assets	8	8
Ending balance	237	255
Vehicles and office equipment | Accumulated amortisation/depreciation and impairment
Property, plant and equipment
Beginning balance	(142)	(138)
Exchange differences	3	7
Disposals	46	22
Hyperflationary adjustment		(1)
Depreciation charge	(32)	(32)
Ending balance	£ (125)	£ (142)